Impairments - Fixed Assets and Other Table (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Asset impairment	$ 3	$ 53	$ 5
Natural gas compressors(a)
Property, Plant and Equipment [Line Items]
Asset impairment	0	45	0
Buildings and land
Property, Plant and Equipment [Line Items]
Asset impairment	1	4	5
Other
Property, Plant and Equipment [Line Items]
Asset impairment	$ 2	$ 4	$ 0